Income tax - Schedule of deferred taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax
Assets	€ 5,062	€ (10,656)
Liabilities	12,594	30,334
Deferred Taxes on temporary differences	1,278	2,861
Non-Recognition of Deferred Tax Assets (DTA) on temporary differences	(21,765)	(19,881)
DTA on deductible temporary differences Share-based Payment	3,995	2,769
Deferred Taxes on loss carryforwards	1,278	2,861
Deferred Taxes Total	1,278	2,861
Deferred tax assets	1,297
Deferred tax liability	19
Intangible assets
Income tax
Assets	19,081	(5)
Property, plant and equipment
Income tax
Assets	(2,774)	(2,136)
Right of use-assets
Income tax
Assets	(12,740)	(9,420)
Other assets
Income tax
Assets	(90)	(153)
Trade Receivables
Income tax
Assets	134	151
Contract assets
Income tax
Assets	15
Other current assets
Income tax
Assets	1,660	1,215
Cash and cash equivalents
Income tax
Assets	(224)	(308)
Lease liabilities (non-current portion)
Income tax
Liabilities	10,810	7,445
Other non-current liabilities
Income tax
Liabilities	(77)	(130)
Trade and other payables and provision
Income tax
Liabilities	(194)	(229)
Lease liabilities (current portion)
Income tax
Liabilities	1,414	1,011
Other liabilities and provision
Income tax
Liabilities	641	22,237
Temporary difference
Income tax
Deferred Taxes on temporary differences	17,656	19,678
Deferred Taxes on loss carryforwards	17,656	19,678
Deferred Taxes Total	17,656	19,678
Loss carryforwards
Income tax
Deferred Taxes on temporary differences	1,392	294
Deferred Taxes on loss carryforwards	1,392	294
Deferred Taxes Total	€ 1,392	€ 294